Long Term Debt - Schedule of Repayment of Long Term Debt, Notes and Super Senior Term Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Less: deferred financing costs	$ (12,818)	$ (7,100)
Balance	398,515	$ 419,873
2022 Notes and Super Senior Term Loan [Member]
Debt Instrument [Line Items]
2018	40,000
2019	40,000
2020	40,000
2021	35,000
2022	259,800
Gross Total	414,800
Less: original issue discount	(3,467)
Less: deferred financing costs	(12,818)
Balance	$ 398,515